Debt - Summary of Activity for Deferred Financing Fees (Details) - Summit Materials, LLC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014
Deferred finance costs
Beginning balance	$ 15,892	$ 17,215	$ 17,215	$ 11,485
Loan origination fees	5,109	5,130
Amortization	(1,590)	(1,701)	(3,390)	(3,983)
Write off of deferred financing fees		(5,109)	(12,179)
Ending balance	$ 19,411	$ 15,535	$ 15,892	$ 17,215